                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:        September 30, 2004
                                               ---------------------------------

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cambridge Investments, Ltd.
Address: 2 Belvedere Place Suite 320
         Mill Valley, California  94941

Form 13F File Number:  28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Courtney Tozzi
Title:   Vice President
Phone:   (415) 384-0473

Signature, Place, and Date of Signing:

     /s/ Courtney Tozzi    Mill Valley, California     November 10, 2004
     ------------------    -----------------------     -----------------
        [Signature]              [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 10

Form 13F Information Table Value Total:           $168,149
                                                 (thousands)


List of Other Included Managers:

{None}

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            FORM 13F INFORMATION TABLE -CAMBRIDGE INVESTMENTS LTD. 9/30/04

--------------------------------------------------------------------------------------------------------
    COLUMN 1                         COLUMN 2      COLUMN 3          COLUMN 4           COLUMN 5
--------------------------------------------------------------------------------------------------------

NAME OF ISSUER                       TITLE OF        CUSIP            VALUE      SHRS OR    SH/  PUT/
                                     CLASS                           (X1000)       PRN      PRN  CALL
                                     AMOUNT
--------------------------------------------------------------------------------------------------------
BAKER HUGHES INC                     COMMON        057224107          12,114      277,092
BJ SVCS CO                           COMMON        055482103          14,540      277,430
COOPER CAMERON CORP                  COMMON        216640102          16,759      305,616
ENSCO INTL INC                       COMMON        26874Q100          25,017      765,752
GLOBAL SANTE FE                      COMMON        G3930E101          10,414      339,775
HALLIBURTON                          COMMON        406216101          27,465      815,254
NOBLE DRILLING CORP                  COMMON        G65422100          13,921      309,715
TRANSOCEAN INC.                      ORD           G90078109           8,307      232,185
SMITH INTL INC                       COMMON        832110100          15,774      259,747
SCHLUMBERGER                         COMMON        806857108          23,838      354,155
--------------------------------------------------------------------------------------------------------
                                                                     168,149

------------------------------------------------------------------------------------------
    COLUMN 1                          COLUMN 6      COLUMN 7               COLUMN 8
------------------------------------------------------------------------------------------
                                                                       VOTING AUTHORITY
NAME OF ISSUER                       INVESTMENT     OTHER            SOLE    SHARED   NONE
                                     DISCRETION     MANAGERS

------------------------------------------------------------------------------------------
BAKER HUGHES INC                        SOLE                       277,092
BJ SVCS CO                              SOLE                       277,430
COOPER CAMERON CORP                     SOLE                       305,616
ENSCO INTL INC                          SOLE                       765,752
GLOBAL SANTE FE                         SOLE                       339,775
HALLIBURTON                             SOLE                       815,254
NOBLE DRILLING CORP                     SOLE                       309,715
TRANSOCEAN INC.                         SOLE                       232,185
SMITH INTL INC                          SOLE                       259,747
SCHLUMBERGER                            SOLE                       354,155
------------------------------------------------------------------------------------------